Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Short-Term Corporate Bond Fund, Inc.
Entity Central Index Key	0000834126
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
PGIM Short-Term Corporate Bond Fund (Class R6)
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R6
Trading Symbol	PSTQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R6	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 8,569,585,405
Holdings Count | Holdings	556
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0

PGIM Short-Term Corporate Bond Fund (Class R4)
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R4
Trading Symbol	PIFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R4	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 8,569,585,405
Holdings Count | Holdings	556
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0

PGIM Short-Term Corporate Bond Fund (Class R2)
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R2
Trading Symbol	PIFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R2	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 8,569,585,405
Holdings Count | Holdings	556
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0

PGIM Short-Term Corporate Bond Fund (Class Z)
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class Z
Trading Symbol	PIFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class Z	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 8,569,585,405
Holdings Count | Holdings	556
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0

PGIM Short-Term Corporate Bond Fund (Class R)
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class R
Trading Symbol	JDTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class R	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 8,569,585,405
Holdings Count | Holdings	556
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0

PGIM Short-Term Corporate Bond Fund (Class C)
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class C
Trading Symbol	PIFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class C	$75	1.49%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%
Net Assets	$ 8,569,585,405
Holdings Count | Holdings	556
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0

PGIM Short-Term Corporate Bond Fund (Class A)
Shareholder Report [Line Items]
Fund Name	PGIM Short-Term Corporate Bond Fund
Class Name	Class A
Trading Symbol	PBSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Short-Term Corporate Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short-Term Corporate Bond Fund—Class A	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 8,569,585,405
Holdings Count | Holdings	556
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 6/30/2024?
Fund’s net assets	$ 8,569,585,405
Number of fund holdings	556
Portfolio turnover rate for the period	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 6/30/2024?

Credit Quality expressed as a percentage of total investments as of 6/30/2024 (%)
AAA	13.6
AA	9.9
A	27.1
BBB	46.9
BB	0.9
B	0.1
Not Rated	0.3
Cash/Cash Equivalents	1.2
Total	100.0